Related Party Transactions (Details) - USD ($)			9 Months Ended		12 Months Ended
	Feb. 25, 2021	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 28, 2022	Aug. 31, 2022	May 31, 2022	Apr. 06, 2022
Related Party Transactions [Line Items]
Founder shares		$ 1,875,000
Proceeds received from private placement						$ 17,000,000
Minimum lock In period for transfer, assign or sell warrants after completion of IPO			30 days		30 days
Proceeds received from working capital loan—related party				$ 420,000	$ 1,074,000	400,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding (in Shares)	1,875,000
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Class of warrants and rights issued during the period (in Shares)	11,333,333				11,333,333
Class of warrants and rights issued, price per warrant (in Dollars per share)	$ 1.5				$ 1.5
Proceeds received from private placement	$ 17,000,000				$ 17,000,000
Exercise price of warrants or rights (in Dollars per share)	$ 10				$ 10
IPO [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)	57,500,000
IPO [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses—related party					$ 120,000	$ 100,000
Class A ordinary shares [Member]
Related Party Transactions [Line Items]
Temporary equity shares outstanding (in Shares)			25,335,163		57,500,000	57,500,000
Exercise price of warrants or rights (in Dollars per share)			$ 18		$ 18
Class A ordinary shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, threshold percentage on conversion of shares			20.00%		20.00%
Class A ordinary shares [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Shares issuable per warrant (in Shares)			1		1
Exercise price of warrants or rights (in Dollars per share)			$ 11.5		$ 11.5
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Debt instrument convertible into warrants					$ 1,500,000
Debt instrument conversion price (in Dollars per share)					$ 1.5
Working capital loan			$ 1,474,000		$ 1,474,000	$ 400,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)		30,000
Sponsor [Member] | Independent Directors [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)		120,000
Sponsor [Member] | Officer [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period shares (in Shares)		30,000
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance			$ 120,000		30,000	$ 10,000
Sponsor [Member] | Previously Reported [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance					$ 10,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount		$ 300,000
Proceeds received from working capital loan—related party		196,000
Sponsor [Member] | Class B ordinary shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued during period, value, issued for services		$ 25,000
Stock issued during period shares (in Shares)		14,375,000
Sponsor [Member] | Class A ordinary shares [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transactions [Line Items]
Share transfer, trigger price price per share. (in Dollars per share)			$ 12		$ 12
Number of consecutive trading days for determining share price			20 days		20 days
Number of trading days for determining share price			30 days		30 days
Threshold number of trading days for determining share price from date of business combination			150 days		150 days
Sponsor [Member] | Convertible Debt [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount							$ 654,000	$ 150,000	$ 120,000	$ 150,000
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction			$ 10,000		$ 10,000